Consolidated Statements of Financial Position (Parenthetical) - shares	Dec. 31, 2019	Dec. 31, 2018
Preferred shares
Statement [Line Items]
Number of shares authorised (in shares)	25,000,000
Capital stock | Common shares
Statement [Line Items]
Number of shares issued (in shares)	76,196,080	77,263,273
Number of shares outstanding (in shares)	76,196,080	77,263,273